Note 7 Fair value of financial instruments at amortized cost by levels (Details) - EUR (€) € in Millions	Dec. 31, 2024	Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023	Dec. 31, 2022
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents		€ 45,055		€ 75,416		€ 71,858	€ 79,756
Financial assets at amortised cost		481,213		451,732
Debt instruments held at amortised cost		58,450		49,462
Loans and advances at amortised cost	€ 402,270	422,762
Financial liabilities at amortised cost		565,752		557,589
Deposits at amortised cost		480,420		473,835
Debt Securities at amortized cost		69,061		68,707
Other financial liabilities		16,271		15,046
Carrying amount presented as fair value [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents		45,055	[1]	75,416	[2]
Financial assets at amortised cost		32,486	[1]	34,826	[2]
Debt instruments held at amortised cost		0	[1]	0	[2]
Loans and advances at amortised cost		32,486	[1]	34,826	[2]
Financial liabilities at amortised cost		363,010	[1]	358,657	[2]
Deposits at amortised cost		346,742	[1]	343,611	[2]
Debt Securities at amortized cost		0	[1]	0	[2]
Other financial liabilities		16,268	[1]	15,046	[2]
Level 1 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents		0		0
Financial assets at amortised cost		46,146		41,950
Debt instruments held at amortised cost		46,146		41,950
Loans and advances at amortised cost	0	0
Financial liabilities at amortised cost		45,016		42,742
Deposits at amortised cost		0		1,269
Debt Securities at amortized cost		45,016		41,472
Other financial liabilities		0		0
Level 2 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents		0		0
Financial assets at amortised cost		24,410		10,533
Debt instruments held at amortised cost		10,437		6,244
Loans and advances at amortised cost	4,290	13,974
Financial liabilities at amortised cost		54,478		86,390
Deposits at amortised cost		34,028		62,049
Debt Securities at amortized cost		20,450		24,341
Other financial liabilities		0		0
Level 3 Of Fair Value Hierarchy [Member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents		0		0
Financial assets at amortised cost		375,789		359,062
Debt instruments held at amortised cost		545		759
Loans and advances at amortised cost	358,303	375,244
Financial liabilities at amortised cost		103,299		68,127
Deposits at amortised cost		99,058		64,601
Debt Securities at amortized cost		4,240		3,526
Other financial liabilities		0		0
Aggregate of fair values [member]
Fair value of financial instruments at amortized cost by levels [Line Items]
Cash and cash equivalents		45,055		75,416
Financial assets at amortised cost		478,831		446,371
Debt instruments held at amortised cost		57,128		48,952
Loans and advances at amortised cost	€ 397,418	421,703
Financial liabilities at amortised cost		565,803		555,915
Deposits at amortised cost		479,828		471,530
Debt Securities at amortized cost		69,707		69,339
Other financial liabilities		€ 16,268		€ 15,046

[1]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.
[2]	(1) Financial instruments whose book value is presented as an approximation to their fair value, mainly short-term financial instruments.